SHAREHOLDERS' EQUITY (Details)	12 Months Ended
	Dec. 31, 2015 vote / shares shares	Mar. 31, 2016 shares	Dec. 31, 2014 shares
Class of Stock
Common stock shares reserved for issuance under incentive plans	70,100,000
Common Stock
Class of Stock
Number of votes for each share of common stock | vote / shares	1
Common Stock, outstanding shares	38,343,333	38,969,933	161,130,000
Class B Common Stock
Class of Stock
Number of votes for each share of common stock | vote / shares	10
Common Stock, outstanding shares	209,919,402	209,919,402	0
Class C Common Stock
Class of Stock
Number of votes for each share of common stock | vote / shares	0
Common Stock, outstanding shares	0	0	0
Class C Common Stock | Delaware
Class of Stock
Fractional votes for each share of common stock | vote / shares	0.01
IAC | Class B Common Stock
Class of Stock
Common Stock, outstanding shares	209,900,000
Percentage of ownership after IPO	100.00%
Minimum
Class of Stock
Non-voting capital stock ownership threshold (percentage)	80.10%
Match Group, Inc. | IAC
Class of Stock
Percentage of ownership after IPO	84.60%	84.60%
Percentage of voting rights held after IPO	98.20%	98.20%